MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
MATERIAL ACCOUNTING POLICIES

3.   MATERIAL ACCOUNTING POLICIES

The Company has consistently applied the following accounting policies to all periods presented in these financial statements.

(a)    Basis of Consolidation

These financial statements include the accounts of the Company. All significant intercompany transactions, balances, revenues, and expenses have been eliminated upon consolidation.

Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition or control and up to the effective date of disposition or loss of control. Control is achieved when the Company has power over the investee, is exposed to or has rights to variable returns from its involvement with an investee, and had the ability to affect those returns through its power over the investee. Discontinued operations are presented in the consolidated statements of income and consolidated statements of cash flows separately.

The Company is the ultimate parent entity of the group. At December 31, 2025 the principal subsidiaries of the Company, their geographic locations, and the ownership interests held by the Company, were as follows:

Name	Location	Ownership	Principal activity
Minera Bateas S.A.C. ("Bateas")	Peru	100%	Caylloma mine
Mansfield Minera S.A. ("Mansfield")	Argentina	100%	Lindero mine
Boya S.A. (“Boya”)	Senegal	100%	Diamba Sud project
Roxgold SANGO S.A. (“Sango”)	Côte d’Ivoire	90%	Séguéla mine

(b)    Non-Controlling Interests

Non-controlling interests represent equity interests in subsidiaries owned by outside parties. Non-controlling interests are recorded at their proportionate share of the fair value of identifiable net assets acquired on initial recognition. The share of net assets of subsidiaries attributable to non-controlling interests is presented as a component of equity. Their share of net income and other comprehensive income is recognized directly in equity even if the results of the non-controlling interests have a deficit balance.

The Company recognizes transactions with non-controlling interests as transactions with equity shareholders. Changes in the Company’s ownership interest in subsidiaries that do not result in loss of control are accounted for as equity transactions.

(c)    Consolidation, Functional and Presentation Currency

These financial statements are presented in United States Dollars (“$” or “US$” or “US dollars”), which is the functional currency of the Company. References to C$ are to Canadian dollars. All amounts in these financial statements have been rounded to the nearest thousand US dollars, unless otherwise stated.

During the year ended December 31, 2025, the functional currency of some of the Company's corporate, holding, and exploration subsidiaries changed to the US dollar. This change was applied prospectively. Consequently, as at December 31, 2025, the functional currency of all the Company's subsidiaries is the US dollar.

(d)    Inventories

Inventories include mineral concentrates, doré, ore on the leach pad, gold in-circuit, and stockpiled ore, which are valued at the lower of average production cost and estimated net realizable value. Production costs allocated to metal inventories include direct mining costs, direct labour costs, direct material costs, mine site overhead, depletion and amortization. Stockpiled ore that is not expected to be processed within the next twelve months is classified as non-current. Supplies inventories are measured at the lower of average cost, which includes all costs of purchase and other costs in bringing these inventories to their existing location and condition, and net realizable value. Net realizable value is based on the replacement costs of the specific item of inventory.

In the heap leaching process, ore is stacked on the leach pad and treated with a chemical solution that dissolves the gold contained within the ore. The resulting pregnant solution is further processed in a plant where the gold is recovered. The cost of leach pad inventory is based on cost of mining, crushing, and leaching, including applicable depletion and amortization, and is removed as ounces of gold are recovered at the weighted average cost per recoverable ounce of gold on the leach pad. Estimates of recoverable gold in the leach pad are calculated based on the quantities of ore placed on the leach pad (measured tonnes added to the leach pad), the estimated grade of ore placed on the leach pad (based on assay data), and an estimated recovery percentage (based on estimated recovery assumptions from metallurgical testing). The nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, estimates are refined based on actual results and engineering studies over a period of time. The final recovery of gold from leach pad will not be known until the leaching process is concluded at the end of the mine life.

If the carrying value exceeds the net realizable amount, a write-down is recognized. The write-down may be reversed in a subsequent period if the circumstances which caused the write-down no longer exist, to the extent that the related inventory has not been sold. Net realizable value is calculated as the estimated price at the time of sale based on prevailing metal prices less estimated future costs to convert the inventories into saleable form and estimated costs to sell.

(e)    Exploration and Evaluation Assets

Exploration expenditures on properties for which the Company does not have title or rights to are expensed when incurred. Significant payments related to the acquisition of land and mineral rights and the costs to conduct a preliminary evaluation to determine that the property has potential to develop an economic ore body are capitalized as incurred. The time between initial acquisition and a full evaluation of a property’s potential is dependent on many factors including, but not limited to, location relative to existing infrastructure, the property’s stage of development, geological controls and metal prices.

The Company capitalizes the cost of acquiring, maintaining its interest, and exploring mineral properties as exploration and evaluation assets until such time as the properties are placed into development, abandoned, sold, or considered to be impaired in value.

If a mineable ore body is discovered, exploration and evaluation costs are reclassified to mining properties. The Company uses the following criteria in its assessment:

●	the property has mineral reserves as referred to in Canadian National Instrument 43-101 Standards of Disclosure for Mineral Projects (“NI 43-101”), and
●	when legal, permitting, and social matters have been resolved sufficiently to allow mining of the ore body.

Exploration and evaluation assets are tested for impairment when an indicator of impairment is identified and upon reclassification to mining properties.

If no mineable ore body is discovered, all previously capitalized costs are expensed in the period in which it is determined the property has no economic value.

(f)    Mineral Properties, and Property, Plant and Equipment

i.    Mineral Properties and Development Costs

For operating mines, all mineral property expenditures are capitalized and amortized based on a unit-of-production method considering the expected production to be obtained over the life of the mineral property. The expected production includes proven and probable reserves, and for the Caylloma mine the portion of inferred resources expected to be extracted economically as part of the production cost.

Capitalized costs of producing properties are amortized on a unit-of-production basis over proven and probable reserves and the portion of inferred resources where it is considered highly probable that those resources are expected to be extracted economically.

The expected production to be obtained over the life of the mineral property is based on the Company’s life-of-mine production plans which for Caylloma include a portion of inferred resources, and therefore differs from the life-of-mine plans the Company publishes as part of its NI 43-101 compliant technical reports which are based on reserves only. The decision to use inferred resources, and the portion of inferred resources to be included varies for each operation and is based on the geological characteristics of the ore body, the quality and predictability of inferred resources, and the conversion of inferred resources into measured and indicated (“M&I”) that the Company has historically achieved in the past.

As part of the process to include inferred resources into the Company’s underground life-of-mine production plans, the Company applies an economic cut-off to identify only the material that can be considered profitable to mine within the Company’s mine designs, and at this time the Company applies a conversion or “risk” factor to the mining blocks comprised of inferred resources that the Company includes in such mine production plans. This conversion factor is based on the predictability of conversion derived from statistical estimates of confidence as described above and the support from historic conversion rates of inferred resources into M&I at each of the Company’s mines. The conversion factors used in the Company’s 2025 life-of-mine plans was 90% (2024: 90%) at Caylloma.

The percentage of inferred resources included as a component of the total mineable inventory (reserve and resource) considered in the 2025 underground life-of-mine evaluation as of December 31, 2025, was 49% (2024: 42%) at Caylloma.

The Company reviews the conversion factors including past experience in assessing the future expected conversion of inferred resources to be used in the life-of-mine plans for inclusion of inferred resources once a year in light of new geologic information and conversion data and when events or circumstances indicate that a review should be made. The Company continually monitors expected conversion and any changes in estimates that arise from this review are accounted for prospectively.

ii.    Property, Plant and Equipment

Property, plant and equipment are recorded at cost, net of accumulated depreciation and impairments. Costs directly related to construction projects are capitalized to work in progress until the asset is available for use in the manner intended by management. Assets, other than capital works in progress, are depreciated to their residual values over their estimated useful lives as follows:

Land and buildings
Land	Not depreciated
Mineral properties	Life of mine	Units of production
Buildings, located at the mine	Life of mine	Units of production
Buildings, others (1)	6-10 years	Straight line
Leasehold improvements (1)	4-8 years	Straight line
Plant and equipment
Processing plant	Life of mine	Units of production
Machinery and equipment (1)	3-12 years	Straight line
Furniture and other equipment (1)	2-12 years	Straight line
Transport units	4-5 years	Straight line
Capital work in progress	Not depreciated

(1)	The lesser of useful life or life of mine.

Equipment under finance lease is initially recorded at the present value of minimum lease payments at the inception of the lease and depreciated over the shorter of the lease term or useful life.

Spare parts and components included in machinery and equipment are depreciated over the shorter of the useful life of the component or the related machinery and equipment.

Borrowing costs attributed to the construction of qualifying assets are capitalized to mineral properties, plant and equipment, and are included in the carrying amounts of related assets until the asset is available for use in the manner intended by management.

On an annual basis, the depreciation method, useful economic life, and residual value of each component asset is reviewed with any changes recognized prospectively over its remaining useful economic life.

iii.   Stripping cost

Pre-production stripping costs are generally capitalized and amortized over the production life of the mine using the unit-of-production method.

Stripping costs incurred during the production stage are incurred in order to produce inventory or to improve access to ore which will be mined in the future. Where the costs are incurred to produce inventory, the production stripping costs are accounted for as a cost of producing those inventories. Where the costs are incurred to improve access to ore which will be mined in the future, the costs are deferred and capitalized to the statement of financial position as a stripping activity asset (included in mineral properties) if the following criteria are met:

●	improved access to the ore body is probable;
●	the component of the ore body can be accurately identified; and
●	the costs relating to the stripping activity associated with the component can be reliably measured.

If these criteria are not met, the costs are expensed in the period in which they are incurred.

The stripping activity asset is subsequently depleted using the units-of-production depletion method over the life of the identified component of the ore body to which access has been improved as a result of the stripping activity.

(g)    Asset Impairment

At the end of each reporting period, the Company assesses for impairment indicators and if there are such indicators, then the Company performs a test of impairment.

For the purpose of assessing impairment, assets are grouped at the lowest level for which there are separately identifiable cash inflows or cash generating units. These are typically individual mines or development projects. Brownfields exploration projects, located close to existing mine infrastructure, are assessed for impairment as part of the associated mine cash generating unit (“CGU”).

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal (“FVLCD”) and value in use.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. FVLCD is the amount obtainable from the sale of the asset in an arm’s length transaction between knowledgeable, willing parties, less costs of disposal. When a binding sale agreement is not available, the FVLCD is estimated using a discounted cash flow approach with inputs and assumptions consistent with those expected to be used by a market participant.

An assessment is made at each reporting date to determine if a previously recognized impairment should be reversed. An impairment is only reversed if there is a change in the assumptions previously used to determine the recoverable value of the cash-generating unit since the last impairment loss was recognized. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of recoverable amount but not beyond the carrying amount, net of depreciation and amortization, that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized into profit or loss immediately.

(h)    Borrowing Costs

Interest and other financing costs incurred that are attributable to acquiring and developing exploration and development stage mining properties and constructing new facilities (“qualifying assets”), are capitalized and included in the carrying amounts of qualifying assets until those qualifying assets are capable of operating in the manner intended by management.

The capitalization of borrowing costs incurred commences on the date when the following three conditions are met:

●	expenditures for the qualifying asset are being incurred;
●	borrowing costs are being incurred; and
●	activities that are necessary to prepare the qualifying asset for its intended use are being undertaken.

Borrowing costs incurred after the qualifying assets are substantially complete are expensed.

Transaction costs, related to a recognized debt liability, including legal, upfront commitment fees and other costs of issuance, are deferred and presented as a direct reduction from the carrying amount of that debt liability and are amortized over the term of the relevant loan using either the effective interest rate or the straight-line method.

Transaction costs that are not attributable to a specific debt liability or where the transaction costs exceed the carrying value of the related debt liability (primarily undrawn credit facilities) are deferred and presented as other non-current assets in the Company's statements of financial position. Amortization of transaction costs is included in interest and finance costs, net in the Company’s statements of income.

All other borrowing costs are expensed in the period in which they are incurred.

(i)    Income Taxes

Income tax expense consists of current and deferred tax expense.

Current tax expense is the expected tax payable on the taxable income for the year using tax rates enacted or substantively enacted at period end adjusted for amendments to tax payable with regards to previous years.

Deferred tax assets and liabilities are recognized for deferred tax consequences attributable to unused tax loss carry forwards, unused tax credits, and differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis (“temporary differences”). Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized, or the liability is settled.

A deferred tax asset is recognized to the extent that it is probable that future taxable income will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced.

The following temporary differences do not result in deferred tax assets or liabilities:

●	the initial recognition of assets or liabilities, not arising in a business combination, that does not affect accounting or taxable income, and at the time of the transaction does not give rise to equal taxable and deductible temporary differences;
●	goodwill; and
●	investments in subsidiaries, associates and jointly controlled entities where the timing of reversal of the temporary differences can be controlled and reversal in the foreseeable future is not probable.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities, and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

(j)   Closure and Reclamation Provisions

Future obligations to retire an asset, including dismantling, remediation and ongoing treatment and monitoring of the site related to normal operation are initially recognized and recorded as a liability based on estimated future cash flows discounted at the risk-free rate.

The closure and reclamation provision (“CRP”) is adjusted at each reporting period for changes to the expected amount of cash flows required to discharge the liability, the timing of such cash flows and the risk-free discount rate.

The liability is accreted to full value over time through periodic charges to profit or loss.

The amount of the CRP initially recognized is capitalized as part of the related asset’s carrying value and amortized to profit or loss. The method of amortization follows that of the underlying asset. Revisions in estimates or new disturbances result in an adjustment to the CRP with an offsetting adjustment to the asset. For a closed site or where the asset which generated a CRP no longer exists, there is no longer a future benefit related to the costs and as such, the amounts are expensed.

Due to uncertainties inherent in environmental remediation, the ultimate cost of future site closure and reclamation could differ from the amounts provided. The estimate of future site closure and reclamation costs is subject to change based on amendments to laws and regulations, changes in technologies, price increases and changes in interest rates, and as new information concerning the Company’s closure and reclamation obligations becomes available. Such changes are reflected prospectively in the determination of the provision.

(k)    Share-Based Payments

The fair value method of accounting is used for share-based payment transactions. Under this method, the costs of equity-settled share-based payment arrangements are recorded based on the estimated fair value at the grant date and charged to profit or loss over the vesting period. Where awards are forfeited because non-market based vesting conditions were not satisfied, the expense previously recognized is reversed in the period the forfeiture occurs.

Share-based payment expenses relating to cash-settled awards, including deferred share units, restricted share units, and performance share units, are accrued and expensed over the vesting period based on the quoted market value of the Company’s common shares. As these awards will be settled in cash, the expense and liability are adjusted at each reporting period for any changes in the underlying share price.

i.   Deferred Share Unit Plan

Deferred share units (“DSUs”) are typically granted to non-executive directors of the Company. They are payable in cash upon resignation, retirement, removal, failure to achieve re-election, or upon a change of control of the Company. The DSU compensation liability is accounted for based on the number of DSUs outstanding and the quoted market value of the Company’s common shares at the reporting date. The year-over-year change in the DSU compensation liability is recognized in profit or loss.

ii.  Share Unit Plans

The Company’s share unit plan covers all restricted share units (“RSUs”) and performance share units (“PSUs”) granted by the Company.

Restricted Share Units

The Company’s RSUs are settled in either cash or equity, as determined by the Company’s Board of Directors at the grant date and typically vest over three years.

For cash-settled RSUs, the share-based payment expense is adjusted at each reporting period to reflect any change in the quoted market price of the Company’s common shares and the vesting of each RSU grant, with a corresponding amount recorded in trade and other payables, and other non-current liabilities on the Company’s statements of financial position.

Performance Share Units

The Company’s PSUs are performance-based awards for the achievement of specified performance metrics by specified deadlines and are settled in either cash or equity, as determined by the Company’s Board of Directors at the grant date and typically vest over three years.

For equity-settled PSUs, the fair value is determined based on the quoted market price of the Company’s common shares at the date of grant and the number of PSUs expected to vest based on the performance factors. The fair value is recognized as a share-based payment expense over the vesting period with a corresponding amount recorded in equity reserves.

(l)    Financial Instruments

Financial assets are measured as either: amortized cost; fair value through other comprehensive income (“FVOCI”) or fair value through profit or loss (“FVTPL”). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated, and instead the hybrid financial instrument is assessed for classification.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive loss (“OCI”). This election is made on an investment-by-investment basis. Certain intercompany loans are, in substance, equity investments. Repayments of these intercompany loans are not considered partial disposals of a net equity investment. Consequently, no amounts are reclassified from OCI to profit or loss upon repayment. All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL.

Components of compound financial instruments are separately classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The financial liability is initially recognized at fair value, net of an allocation of issuance costs, and is subsequently measured at amortized cost. The equity component is initially measured based on the residual amount, net of an allocation of issuance costs, and is not subsequently remeasured.

Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs. Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, or cancellation of the Company’s own equity instruments. No gain or loss is recognized on the issue of the Company’s own equity instruments, unless the equity is issued to settle a liability.

Financial Liabilities at Amortized Cost

Financial liabilities are measured at amortized cost using the effective interest method, unless they are required to be measured at fair value through profit or loss, or the Company has opted to measure them at FVTPL. Debt, accounts payable and accrued liabilities are recognized initially at fair value, net of any transaction costs incurred, and subsequently at amortized cost using the effective interest method.

The following accounting policies apply to the subsequent measurement of financial assets:

●	Financial assets at FVTPL – These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss;
●	Financial assets at amortized cost – These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses, and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss; and
●	Equity investments at FVOCI – These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Gains or losses recognized on the sale of the equity investment are recognized in OCI and are never reclassified to profit or loss.

(m)    Revenue Recognition

The Company earns revenue from contracts with customers related to its concentrate and doré sales. Revenue from contracts with customers is recognized when a customer obtains control of the concentrate or the doré and the Company satisfies its performance obligation. The Company considers the terms of the contract in determining the transaction price, which is the amount the Company expects to be entitled to in exchange for the transferring of the concentrates. The transaction price of a contract is allocated to each performance obligation based on its stand-alone selling price.

The Company satisfies its performance obligations for concentrate sales in accordance with specified contract terms. This generally occurs upon delivery to the customer at a specified warehouse or upon loading the concentrate onto a vessel. The Company typically receives payment within one to four weeks of delivery.

Revenue from concentrate sales is recorded based upon forward market price of the expected final sales price date. IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) does not consider provisional price adjustments associated with concentrate sales to be revenue from contracts with customers as they arise from changes in market pricing for silver, gold, lead and zinc between the delivery date and settlement date. As such, the provisional price adjustments are accounted for as derivatives and presented separately in Note 19 of these financial statements.

Doré sales are recognized when the Company satisfies its performance obligation and control is transferred to the customer. Final weights and assays are adjusted on final settlement which is approximately one month after delivery.

(n)    Assets Held for Sale and Discontinued Operations

The Company classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable, the asset or disposal group is available for immediate sale in its present condition, and management is committed to a plan to sell. The sale must be expected to qualify for recognition as a completed sale within one year from the date of classification, and it must be unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Assets or disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal, excluding finance costs and income tax expense. If the fair value less costs to sell is lower than the carrying amount, an impairment loss is recognized. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, or deferred tax assets, which continue to be measured in accordance with the Company’s other accounting policies. Impairment losses on initial classification as held for sale and subsequent gains and losses on remeasurement are recognized in profit or loss.

Once classified as held for sale, property, plant and equipment and intangible assets are no longer depreciated or amortized. Assets and liabilities classified as held for sale are presented separately as current items in the statement of financial position.

A discontinued operation is a component of the Company that has been disposed of or is classified as held for sale and represents a separate major line of business or geographical area of operations, or is part of a single coordinated plan to dispose of such a line of business or area of operations. The results of discontinued operations are excluded from continuing operations and are presented as a single amount, net of tax, in the statement of profit or loss.

(o)    Adoption of New Accounting Standards, Interpretation or Amendments

In August 2023, the IASB issued amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability, to clarify the accounting for transactions in currencies that lack exchangeability. These amendments provide guidance on determining when a currency is considered exchangeable and how to estimate the spot exchange rate in cases where exchangeability is lacking. The amendments also require additional disclosures when an entity applies the new requirements to estimate a spot exchange rate due to a lack of exchangeability. The Company adopted these amendments effective January 1, 2025. The adoption of the amendments did not have a material impact on the Company's financial statements. The Company has assessed the currencies in the jurisdictions in which it operates and determined that, for the year ended December 31, 2025, no material lack of exchangeability existed that would require the use of an estimated spot rate under the new guidance.

(p)    New Accounting Standards Issued but not yet Effective

In May 2024, the IASB issued amendments to IFRS 7 and IFRS 9, Classification and Measurement of Financial Instruments. These amendments address specific issues related to the derecognition of financial liabilities settled through an electronic payment system and the classification of financial assets with certain contractual cash flow characteristics. In accordance with IFRS, the Company applied the amendments to IFRS 7 and IFRS 9 effective January 1, 2026, on a prospective basis. While the impact of the amendments to IFRS 9 will depend on the method and timing of future settlements, the Company does not currently expect there to be a material impact. The additional disclosures required under the IFRS 7 amendments will be included beginning with the Company’s annual consolidated financial statements for the year ending December 31, 2026.

In April 2024, the IASB issued new IFRS 18, Presentation and Disclosure in Financial Statements. These standards, effective for annual periods beginning on or after January 1, 2027, replace IAS 1, Presentation of Financial Statements, and introduce new requirements for the presentation and disclosure of information in financial statements. They aim to improve the consistency and comparability of financial reporting, particularly in the income statement, and introduce new requirements for management-defined performance measures. The standard does not change the recognition or measurement of items in the financial statements.

Key changes anticipated to impact the Company include:

●	Income and expenses will be classified into defined categories, including operating, investing, and financing. Consequently, some income and expense items may move to different sections of the income statement compared to current presentation;
●	The Company will be required to present specific subtotals, including operating profit;
●	New disclosures will be required for subtotals of income and expenses used in public communications to communicate management’s view of performance; and
●	The starting point for the indirect method of reporting cash flows from operating activities will change to operating profit (currently, net income from continuing operations).

The Company is currently assessing the detailed implications of these changes and plans to adopt the standard retrospectively on January 1, 2027. Comparative information will be restated on adoption.